Long-Term Debt (Details) - USD ($) $ in Thousands				12 Months Ended
	Apr. 14, 2015	Apr. 07, 2015	Aug. 07, 2012	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014	Jul. 26, 2015	May 14, 2015	Mar. 31, 2013	Mar. 31, 2011
Long-Term Debt
Long-term debt, including current maturities				$ 922,693	$ 992,882
Less current maturities				80	170
Less deferred financing costs, net				10,925	13,427
Long-term debt, less current maturities and net deferred financing costs				911,688	979,285
Repayments of Senior Debt				62,399	238,061	$ 626
Revolving line of credit
Long-Term Debt
Long-term debt, including current maturities				67,500	$ 75,000
Maximum borrowing capacity				300,000
Net line of credit availability limited by our maximum consolidated total leverage ratio				224,000
Outstanding letters of credit				$ 8,000
Weighted average effective interest rate (as a percent)				2.63%	3.54%
Capitalized deferred financing costs						$ 673
Revolving line of credit | Maximum
Long-Term Debt
Commitment fee related to the unused portion (as a percent)				0.55%
5.875% Senior Notes, interest payable semi-annually March 15 and September 15
Long-Term Debt
Long-term debt, including current maturities				$ 502,541	$ 502,987
Capitalized deferred financing costs				$ 209	$ 2,536
Interest rate (as a percent)				5.875%	5.875%				5.875%
Debt Instrument, Increase (Decrease), Net	$ 150,000
Proceeds from Issuance of Debt	$ 151,500
Debt issued									$ 350,000
Debt instrument issuance as a percentage of the face amount	102.00%
7.75% Senior Notes, interest payable semi-annually March 15 and September 15, net of discount
Long-Term Debt
Long-term debt, including current maturities					$ 62,012
Interest rate (as a percent)							7.75%			7.75%
Debt issued										$ 300,000
Debt instrument issuance as a percentage of the face amount										99.264%
Repayments of Senior Debt		$ 237,832
Repurchased face amount	$ 62,168
Redemption tender price percentage	103.875%	1.043%
Repurchased tender amount including premium		$ 250,000						$ 65,000
7.75% Senior Notes, interest payable semi-annually March 15 and September 15, net of discount | Loss On Early Extinguishment Of Debt
Long-Term Debt
Expenses related to fees and write-off of certain unamortized deferred financing costs				$ 2,966	13,757
8.875% Senior Subordinated Notes, interest payable semi-annually June 15 and December 15
Long-Term Debt
Long-term debt, including current maturities				$ 350,000	350,000
Interest rate (as a percent)			8.875%	8.875%
Debt issued			$ 350,000
Net proceeds from issuance of debt after deducting underwriting fees			343,000
Repayment and repurchase of debt			$ 8,137
Other
Long-Term Debt
Long-term debt, including current maturities				$ 2,652	$ 2,883